Segmental information (Tables)	12 Months Ended
Dec. 31, 2023
Segmental information
Summary of segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate

	Year Ended December 31, 2023
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	466,823	182,196	165,512	814,531	63,090	877,621
Segment Adjusted EBITDA	209,562	52,211	18,893	280,666	(6,328)	274,338
Amortization of sport rights	(42,646)	(65,042)	(51,142)	(158,830)	(1,187)	(160,017)

	Year Ended December 31, 2022
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	389,092	160,522	127,442	677,056	53,132	730,188
Segment Adjusted EBITDA	182,439	46,494	(4,141)	224,792	(13,348)	211,444
Amortization of sport rights	(40,093)	(66,402)	(33,705)	(140,200)	—	(140,200)

	Year Ended December 31, 2021
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	309,357	140,162	71,700	521,219	39,983	561,202
Segment Adjusted EBITDA	176,987	39,246	(22,625)	193,608	(5,746)	187,862
Amortization of sport rights	(16,101)	(56,266)	(21,946)	(94,312)	—	(94,312)

Summary of reconciliations of information on reportable segments to the amounts reported in the financial statements

	Years Ended December 31,
in €‘000	2023	2022	2021
Segment Adjusted EBITDA	274,338	211,444	187,862
Finance income	12,848	5,250	5,297
Finance costs	(33,731)	(41,447)	(32,540)
Depreciation and amortization	(206,362)	(184,813)	(129,375)
Amortization of sport rights	160,017	140,200	94,312
Foreign currency gains, net	23,205	26,690	5,437
Share-based compensation	(39,712)	(28,637)	(15,431)
Restructuring costs	(8,005)	(5,528)	—
Non-routine litigation costs	—	(19,045)	—
Share in loss of equity-accounted investee[2]	(3,699)	(3,985)	—
Loss on disposal of equity-accounted investee	(13,604)	—	—
Impairment loss on goodwill and intangible assets	(9,854)	—	—
Impairment (loss) income on other financial assets	(202)	5	(5,889)
Remeasurement of previously held equity-accounted investee	—	7,698	—
Professional fees for SOX and ERP implementations	(505)	(4,298)	—
One time charitable donation for Ukrainian relief activities	—	(146)	—
Unallocated corporate expenses[1]	(107,538)	(85,598)	(85,849)
Net income before tax and discontinued operations	47,196	17,790	23,824
1	Unallocated corporate expenses primarily consist of salaries and wages for management, legal, human resources, finance, office, IT and other costs not allocated to the segments.
2	Represents non-cash losses unrelated to the Company’s core businesses and which management does not consider indicative of the Company’s ongoing operations because the equity-accounted investee, SportTech AG, operates on a business-to-consumer model as opposed to the Company’s core businesses that operate on a business-to-business model.

Summary of revenue based on the geographic location of customers and assets

Revenue	Years Ended December 31,
in €‘000	2023	2022	2021
US	144,185	123,677	67,093
Malta	105,596	95,696	70,529
United Kingdom	81,759	78,472	68,688
Switzerland	9,152	10,822	7,397
Other countries[1]	536,929	421,521	347,495
Total	877,621	730,188	561,202

Non-current assets	As of December 31,
in €‘000	2023	2022
Switzerland	1,307,794	499,715
Germany	59,535	61,051
United States	225,759	240,635
Other countries[1]	183,351	152,132
Total	1,776,439	953,533

1No individual country represented more than 10% of the total.